Asset Under Development (Narrative) (Details) - USD ($)		1 Months Ended
	Apr. 16, 2019	Apr. 30, 2019	Feb. 28, 2019	Oct. 31, 2019	Sep. 30, 2019
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Term of charter			20 years
Contractual obligation		$ 1,300,000,000			$ 1,142,200,000
Gimi $700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount	$ 700,000,000
FLNG | Gimi MS
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Long-term purchase commitment, percentage	30.00%
Ownership percentage	30.00%
Subsequent Event | Gimi $700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount				$ 700,000,000
Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Term of charter			20 years
Contractual obligation		$ 1,300,000,000
Gimi Conversion | Keppel Capital
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Long-term purchase commitment, percentage		30.00%